Long-Term Debt - Long-Term Debt Repayments (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Maturities of Long-term Debt [Abstract]
2024	$ 2,296
2025	511
2026	2,388
2027	2,334
2028	1,501
Thereafter	20,673
Long-term Debt	$ 29,703	$ 28,578